Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of right of use assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of right of use assets [Line Items]
Beginning balance	€ 1,988	€ 2,503
Ending balance	3,366	1,988
Depreciation charge for the year	739	595
Additions to right-of-use assets	2,117	79
Property [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of right of use assets [Line Items]
Beginning balance	1,844	2,346
Ending balance	3,134	1,844
Depreciation charge for the year	622	501
Additions to right-of-use assets	1,912
Vehicles [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of right of use assets [Line Items]
Beginning balance	143	158
Ending balance	232	143
Depreciation charge for the year	116	93
Additions to right-of-use assets	€ 205	€ 79